Shareholder Report	11 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000246579 [Member]
Shareholder Report [Line Items]
Fund Name		Alpha Blue Capital US Small-Mid Cap Dynamic ETF
Class Name		Alpha Blue Capital US Small-Mid Cap Dynamic ETF
Trading Symbol		ABCS
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) for the period of December 18, 2023 to November 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://alphabluecapitalabcs.com/etf/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://alphabluecapitalabcs.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.25%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 24.01% for the Period, outperforming the Bloomberg US 2500 Index’s return of 23.77%, while lagging the Bloomberg US Aggregate Equity Index’s return of 28.48%. U.S. equity market returns were led by strong investment performance primarily in Financials and Information Technology stocks.

The Fund’s overall stock selection and sector allocation was the driver of outperformance, as well as the outperformance of the Fund’s holdings in the Vanguard Mid-Cap and Small-Cap ETFs. On a look-through basis of the ETFs to the individual stock level, the Fund’s strongest absolute return sectors were Finance, Communication Services and Energy, while Health Care and Consumer Staples lagged. Stock selection attribution contribution was greatest in Financials and Information Technology, with stock selection attribution detracting in Health Care and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE CUMULATIVE TOTAL RETURNS
Since Inception (12/18/2023)
Alpha Blue Capital US Small-Mid Cap Dynamic ETF - NAV	24.01%
Bloomberg US Aggregate Equity Total Return Index	28.48%
Bloomberg US 2500 Total Return Index	23.77%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://alphabluecapitalabcs.com/etf/ for more recent performance information.

Performance Inception Date	Dec. 18, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]		Visit https://alphabluecapitalabcs.com/etf/ for more recent performance information.
Net Assets	$ 11,644,224	$ 11,644,224
Holdings Count | holding	105	105
Advisory Fees Paid, Amount		$ 21,827
Investment Company, Portfolio Turnover		25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$11,644,224	Advisory Fees	$34,924
Portfolio Turnover Rate*	25%	Fees Waived and/or Expenses Reimbursed	(13,097)
# of Portfolio Holdings	105	Net Advisory Fees Paid	$21,827
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING OF COMMON STOCK (as a % of Net Assets)
Financials	17.9%
Consumer Discretionary	9.2%
Health Care	8.4%
Industrials	6.5%
Energy	5.5%
Information Technology	5.1%
Materials	3.9%
Consumer Staples	3.7%
Communication Services	2.1%
Real Estate	2.0%
Utilities	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Mid-Cap ETF	10.0%
Vanguard Mid-Cap Value ETF	9.9%
Vanguard Small-Cap Value ETF	9.8%
Vanguard Small-Cap ETF	5.2%
Global Payments, Inc.	2.0%
Expedia Group, Inc.	1.8%
LPL Financial Holdings, Inc.	1.7%
Lithia Motors, Inc.	1.6%
Live Nation Entertainment, Inc.	1.5%
Corteva, Inc.	1.5%